Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of property and equipment net

	As of December 31, 2013	As of December 31, 2012
Leasehold improvements	$25	$25
Furniture & Fixtures	18	13
Computer Equipment	89	46
Software	587	189
Other Equipment	33	25
Stock image, music & video	12	0
Construction in progress	481	58
	1,245	356
Less: Accumulated Depreciation	(335)	(227)
	$910	$129